Cover	Oct. 23, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment to report the decision regarding frequency of non-binding stockholder advisory votes
Document Period End Date	Oct. 23, 2023
Entity File Number	001-32839
Entity Registrant Name	AVID BIOSERVICES, INC.
Entity Central Index Key	0000704562
Entity Tax Identification Number	95-3698422
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14191 Myford Road
Entity Address, City or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92780
City Area Code	(714)
Local Phone Number	508-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CDMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false